Note 4 - CardioNova Research Agreement (Details) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended		85 Months Ended				1 Months Ended			1 Months Ended				0 Months Ended	1 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2013	Apr. 29, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Apr. 25, 2013	Jun. 30, 2012	Oct. 31, 2011 Issued Upon Acceptance of Development Plan [Member] Funding of Clinical Trials [Member] CardioNova [Member]	Oct. 31, 2011 Issued Upon Approval of Joint Steering Committee [Member] Funding of Clinical Trials [Member] CardioNova [Member]	Apr. 29, 2013 Issued Upon Approval of Joint Steering Committee [Member] Weighted Average [Member] CardioNova [Member]	Dec. 31, 2013 Issued Upon Approval of Joint Steering Committee [Member] CardioNova [Member]	Apr. 29, 2013 Issued Upon Approval of Joint Steering Committee [Member] CardioNova [Member]	Oct. 31, 2011 Issued Upon Announcement of Phase 1 Results [Member] Funding of Clinical Trials [Member] CardioNova [Member]	Oct. 31, 2011 Issued Upon Announcement of Phase 2 Results [Member] Funding of Clinical Trials [Member] CardioNova [Member]	Jun. 14, 2013 Funding of Clinical Trials [Member] CardioNova [Member]	Dec. 22, 2011 Funding of Clinical Trials [Member] CardioNova [Member]	Dec. 31, 2013 Funding of Clinical Trials [Member] CardioNova [Member]	Oct. 31, 2011 Funding of Clinical Trials [Member] CardioNova [Member]	Apr. 25, 2013 Issued Upon Acceptance of Development Plan [Member] CardioNova [Member]	Dec. 31, 2013 Issued Upon Announcement of Phase 1 Results [Member] CardioNova [Member]	Dec. 31, 2013 CardioNova [Member]
Note 4 - CardioNova Research Agreement (Details) [Line Items]
Contractual Obligation (in Dollars)																				$ 3,800,000
Percentage of Research Costs Issued in Stock										10.00%	20.00%				40.00%	30.00%
Share Price (in Dollars per share)									$ 7.90											$ 9.70			$ 7.30
Stock Issued During Period, Shares, New Issues (in Shares)	199,716	160,541																			39,175
Sale of Stock, Price Per Share (in Dollars per share)	$ 9.70			$ 9.70		$ 9.70		$ 9,700,000				$ 4.73
Percent of Budget													30.00%	20.00%
Project Completion Percentage																						80.00%
(in Dollars)	1,170,712			1,170,712		1,170,712	155,074												1,170,712
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)	3,000,000			3,000,000		3,000,000	83,824													27,526
Stock Issued During Period, Shares, Issued for Services (in Shares)																	12,062	15,464					199,716
Proceeds from Issuance of Common Stock (in Dollars)			$ 267,047	$ 787,048	$ 2,061,787	$ 5,366,503												$ 150,000					$ 117,000